Shareholder Report, Holdings (Details) - Rule One Fund - Founders Class Shares	Dec. 31, 2025
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.53%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.85%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.28%)
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.85%